Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator U.S. Equity Ultra Buffer ETF - February
Prospectus [Line Items]
Annual Return [Percent]	13.04%	11.97%	(5.97%)	7.33%